Short term investments	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Short term investments

Note 6 — Short term investments

Short term investments consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Marketable securities	-	18,411,162	2,599,455

Fair value disclosure:

December 31, 2022
	December 31,	Fair Value
	2022	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	-	-	-	-

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	18,411,162	18,411,162	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2021, 2022 and 2023, short term investments amounted to nil, nil and RMB 18,411,162 (USD 2,599,455), respectively. During the year ended December 31, 2023, the Company invested a total of RMB 21,376,451 (USD 3,018,122). The fair value change resulted in loss of approximately RMB 2,965,289 (USD 418,666).